10. Intangible Assets, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangibles	$ 0	$ 0	$ 0
Amortization expense for other intangible assets	$ 369	$ 278	$ 300